Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments as of December 31, 2016 under these arrangements are as follows (in thousands):

Minimum Lease Payments
2017	$1,331
2018	943
2019	774
2020	197
2021	26
Thereafter	—
Total	$3,271

Schedule of Product Warranty Liability [Table Text Block]
Changes in the liability for product warranty and deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

	Product Warranty	Deferred Revenue
Liability at January 1, 2015	$1,437	$8,948
Liabilities assumed from acquisition	20	—
Settlements made during the period	(224)	(8,952)
Change in liability for warranties issued during the period	398	7,047
Change in liability for pre-existing warranties	(602)	—
Liability at December 31, 2015	1,029	7,043
Settlements made during the period	(54)	(7,040)
Change in liability for warranties issued during the period	634	5,429
Change in liability for pre-existing warranties	(558)	—
Liability at December 31, 2016	$1,051	$5,432
Current liability	$812	$4,414
Non-current liability	239	1,018
Liability at December 31, 2016	$1,051	$5,432